Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature
Summary of Expenses by Nature

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Cost of inventories and consumables used (Note 17)	144,644	148,988	209,833
Employee benefit expenses (Note 8)	236,476	268,986	414,604
Depreciation on property, plant and equipment (Note 13)	30,458	33,466	36,865
Depreciation on right-of-use assets (Note 14)	14,784	18,277	23,821
Amortization on intangible assets (Note 15)	1,344	1,452	2,399
Loss allowance for trade and other receivables and contract assets	2,733	14,843	37,032
Promotion expenses	130,599	131,209	167,298
Rental, utilities and office expenses	9,663	16,347	27,472
Professional service fees	44,664	36,135	88,829